Group companies (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [line items]
% Equity interest directly held	100.00%
The Group
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	99.99%
Coca-Cola Australia Foundation Limited
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	50.00%
Mahija Parahita Nusantara Foundation
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	35.30%
PT Amandina Bumi Nusantara
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	35.30%
TasRecycle Limited
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	50.00%
VicRecycle Limited
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	50.00%
Australian Beer Company Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in investments	50.00%
Container Exchange (QLD) Limited
Disclosure of associates [line items]
Proportion of ownership interest in investments	50.00%
Container Exchange (Services) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in investments	50.00%
WA Return Recycle Renew Ltd
Disclosure of associates [line items]
Proportion of ownership interest in investments	50.00%
Aitonomi AG
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.00%
Birtingahúsið ehf.
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
CC Digital GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Circular Plastics Australia (PET) Holdings Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.67%
Exchange for Change (ACT) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Exchange for Change (Australia) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Exchange for Change (NSW) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Foodl B.V.
Disclosure of associates [line items]
Proportion of ownership interest in investments	33.00%
Infineo Recyclage SAS
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.00%
Innovative Tap Solutions Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.00%
Kollex GmbH
Disclosure of associates [line items]
Proportion of ownership interest in investments	25.00%
Lavit Holdings Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	14.90%
Starstock Group Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.30%
Endurvinnsaln hf.
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Agua De La Vega Del Codorno, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas De Cospeito, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas De Santolin, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas Del Maestrazgo, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas Del Toscal, S.A.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Aguas Vilas Del Turbon, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Amalgamated Beverages Great Britain Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Apand Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Associated Products & Distribution Proprietary
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
BBH Investment Ireland Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bebidas Gaseosas Del Noroeste, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Beganet, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Beverage Bottlers (NQ) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Beverage Bottlers (QLD) Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
BL Bottling Holdings UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Great Britain Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holding France SAS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holdings (Luxembourg) SARL
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holdings (Netherlands) B.V.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottling Holdings Europe Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Brewcorp Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Brewhouse Investments Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
C - C Bottlers Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Can Recycling (S.A.) Pty. Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CC Iberian Partners Gestion S.L.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CC Verpackungsgesellschaft mit beschraenkter Haftung
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCA Bayswater Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Australia Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Finance (Australia) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Finance (Ireland) Designated Activity Company
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Group Services Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings (Australia) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings (Australia) Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings Norge AS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings Sverige AB
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Holdings UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Ventures Australia Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Ventures Europe Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Ventures UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCEP Scottish Limited Partnership
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
CCIP Soporte, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Classic Brand (Europe) Designated Activity Company
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Cobega Embotellador, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Amatil (UK) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	50.00%
Coca-Cola Europacific Investments (Singapore) Pte. Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (CDE Aust) Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (Fiji) Pte Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (Holdings) Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (Initial LP) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners (Scotland) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners API Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Australia Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Belgium SRL/BV
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Deutschland GmbH
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
% Equity interest directly held	10.00%
Coca-Cola Europacific Partners France SAS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Great Britain Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Holdings Great Britain Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Holdings NZ Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Holdings US, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Iberia, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Ísland ehf.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Luxembourg sàrl
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Nederland B.V.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners New Zealand Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Norge AS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Papua New Guinea Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Pension Scheme Trustees Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Portugal Unipessoal, LDA
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Services Bulgaria EOOD
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Services Europe Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Services SRL
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Sverige AB
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners US II, LLC
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners US, LLC
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Europacific Partners Vanuatu Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Immobilier SCI
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-Cola Production SAS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Asturiana De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Castellana De Bebidas Gaseosas, S.L.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Levantina De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Norteña De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Coca-cola Amatil (UK
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Crusta Fruit Juices Proprietary Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Developed System Logistics, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Feral Brewing Company Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
GR Bottling Holdings UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Bedienden-Arbeiders OFP
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Kaderleden OFP
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Iparbal, 99 S.L.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Iparsoft, 2004 S.L.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Lusobega, S.L.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Madrid Ecoplatform, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Matila Nominees Pty. Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Bottled Water Co Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail SA Pty. Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Springwater (VIC) Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Springwater Co Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Springwater Co. (QLD) Pty. Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail Springwater Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Neverfail WA Pty. Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Pacbev Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Paradise Beverages (Fiji) Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
PEÑA Umbria S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Perfect Fruit Company Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
PT Coca-Cola Bottling Indonesia
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	70.60%
PT Coca-Cola Distribution Indonesia
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	70.60%
Purna Pty. Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Quenchy Crusta Sales Pty. Ltd.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Real Oz Water Supply Co (QLD) Pty Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Refecon Águas - Sociedade Industrial De Bebidas, Unipessoal, LDA
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Refrescos Envasados Del Sur, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Refrige SGPS, Unipessoal, LDA
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Roalba, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 1 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 2 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 3 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 4 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 5 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 6 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Sale Proprietary Co 7 Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Samoa Breweries Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	93.90%
Solares y Edificios Norteños, S.L.U.
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Wabi Portugal, Unipessoal LDA
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
WB Investment Ireland 2 Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
WBH Holdings Luxembourg SCS
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
WIH UK Limited
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Wir Sind Coca-Cola GmbH
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
BL Bottling Holdings UK Limited
Disclosure of associates [line items]
% Equity interest directly held	38.30%
BL Bottling Holdings UK Limited | Ordinary Share Class A
Disclosure of associates [line items]
% Equity interest directly held	100.00%
BL Bottling Holdings UK Limited | Ordinary Share Class B
Disclosure of associates [line items]
% Equity interest directly held	49.00%